Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Cash Flows [Abstract]
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	€ (10,549)	€ 5,461	€ 8,686
thereof: Senior long-term debt issuances		5,300	5,000
thereof: Repayments and extinguishments		5,200	4,600
Senior long-term debt	[2]	(6,840)	(12,728)	12,328
thereof: Issuances		27,400	33,400
thereof: Repayments and extinguishments		32,800	41,300
Total non-cash changes for Subordinated Long Term Debt		148
thereof: Driven by FX movements		162
thereof: Driven by FV changes		(39)
Non-cash changes for Trust Preferred Securities		407
thereof: Driven by FX movements		168
thereof: Driven by FV Changes		178
Time deposits not included in Interbank balances (w/o central banks)		€ 16,800	€ 5,900	€ 7,100

[1]	Included are senior long-term debt issuances of EUR5.3billion and EUR5.0billion and repayments and extinguishments of EUR5.2billion and EUR4.6billion through December31,2018 and December 31,2017, respectively.
[2]	Included are issuances of EUR27.4billion and EUR33.4billion and repayments and extinguishments of EUR32.8billion and EUR41.3billion through December 31,2018 and December31,2017, respectively.